UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

annual report of proxy voting record of
registered management investment company

Investment Company Act file number:	811- 6718

Dreyfus Investment Grade Funds, Inc.

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166

(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 7/31

Date of reporting period: July 1, 2013-June 30, 2014

Item 1.  Proxy Voting Record

Dreyfus Investment Grade Funds, Inc.

================== Dreyfus Inflation Adjusted Securities Fund ==================

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

Ticker:                      Security ID:  26200T208

Meeting Date: DEC 06, 2013   Meeting Type: Special

Record Date:  OCT 11, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Isabel P. Dunst          For       For          Management

1.2   Elect Director Robin A. Melvin          For       For          Management

1.3   Elect Director Roslyn M. Watson         For       For          Management

==================== Dreyfus Intermediate Term Income Fund =====================

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

Ticker:                      Security ID:  26200T208

Meeting Date: DEC 06, 2013   Meeting Type: Special

Record Date:  OCT 11, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Isabel P. Dunst          For       For          Management

1.2   Elect Director Robin A. Melvin          For       For          Management

1.3   Elect Director Roslyn M. Watson         For       For          Management

======================== Dreyfus Short Term Income Fund ========================

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS

Ticker:                      Security ID:  26200T208

Meeting Date: DEC 06, 2013   Meeting Type: Special

Record Date:  OCT 11, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Isabel P. Dunst          For       For          Management

1.2   Elect Director Robin A. Melvin          For       For          Management

1.3   Elect Director Roslyn M. Watson         For       For          Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 18, 2014